Commitments and Contingencies - Leases (Details) - SHAPEWAYS, INC - lease	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of leases of facilities located in the United States and the Netherlands	3	4
Number of leases of office equipment, under operating leases	1	4
Number of additional lease of equipment under a finance lease arrangement	1	1